Supplemental Cash Flow Information Schedule (Tables)	9 Months Ended
Sep. 30, 2018
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures
The following is a tabular reconciliation of the Partnership's cash, cash equivalents and restricted cash balances for the periods presented in the Partnership's consolidated statements of cash flows:

	September 30, 2018	December 31, 2017	September 30, 2017	December 31, 2016
	$	$	$	$
Cash and cash equivalents	139,854	244,241	161,008	126,146
Restricted cash – current	36,429	22,326	21,386	10,145
Restricted cash – long-term	30,159	72,868	71,626	106,882
	206,442	339,435	254,020	243,173